Note 11 - Formation of GBS Global Biopharma	9 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Note 11 - Formation of GBS Global Biopharma

Note 11 – Formation of GBS Global Biopharma

The Company plans to license some of Growblox Life Sciences LLC’s intellectual property to a newly created, wholly-owned Canadian entity, GBS Global Biopharma Inc. The entity was formed in the Province of Ontario during the nine months ended December 31, 2018 and does not currently hold any assets or have any activity to date. It is anticipated that GBS Global Biopharma Inc. will pursue clinical development of the intellectual property, including clinical trials.